Equity	12 Months Ended
Dec. 31, 2023
Equity [abstract]
Equity	5.1. Equity
Shares and share capital
Share capital
Nokia Corporation has one class of shares. Each share entitles the holder to one vote at general meetings. The shares
have no par value nor is there a minimum or maximum share
capital or number of shares under the Articles of Association of Nokia Corporation. The share capital amounted to
EUR 245 896 461.96 at 31 December 2023 and 2022,
and consisted of 5 613 496 565 (5 632 297 576 in 2022)
issued and fully paid shares.
In 2023, Nokia Corporation issued without consideration in a directed share issue 59 500 000 (20 800 000 in 2022) new
shares to itself to fulfill the Company’s obligations under the
Nokia Equity Programs and canceled 78 301 011 (63 963 583
in 2022) shares it had repurchased during the year under its share buyback program.
Share premium
Share premium reserve consists of the share premium
account of the Parent Company. In addition, the equity impact corresponding to the employee services received related to the equity-settled share-based compensation plans is recorded in the share premium reserve.
Treasury shares
At 31 December 2023, the number of Nokia shares held by
the Group companies was 87 895 712 (45 281 539 in 2022)
representing 1.6% (0.8% in 2022) of the share capital and total voting rights.
In 2023, Nokia Corporation transferred without consideration
16 885 827 (15 986 016 in 2022) shares held by the Company
to employees, including certain members of the Group
Leadership Team, as settlement of the Group’s equity-based
incentive plans and the employee share purchase plan. In
addition, Nokia repurchased 78 301 011 shares under the
second phase of its share buyback program (63 963 583 in
2022 under the first phase of the program). The repurchased
shares were canceled in November 2023.
Number of shares outstanding at the beginning and at the
end of the period

Number of shares 000s	2023	2022	2021
1 January	5 587 016	5 634 993	5 617 496
Settlement of share-based payments	16 886	15 986	17 497
Acquisition of treasury shares	(78 301)	(63 963)	—
31 December	5 525 601	5 587 016	5 634 993
Nature and purpose of other equity reserves
Translation differences
Translation differences consist of foreign exchange differences arising from translation of foreign operations into euro, the presentation currency of the consolidated financial statements, as well as gains and losses related to hedging of net investments in foreign operations.
Fair value and other reserves
Pension remeasurements
Pension remeasurements reserve includes actuarial gains
and losses as well as return on plan assets and changes in the effect of the asset ceiling, excluding amounts recognized in net interest, related to Nokia’s defined benefit plans.
Hedging reserve
Hedging reserve includes the change in fair value that reflects the change in spot exchange rates for certain foreign exchange forward contracts and foreign exchange options, as well as the part of cross-currency swaps that is designated as a cash flow hedge to the extent that the hedges are effective.
Cost of hedging reserve
Cost of hedging reserve includes the forward element of
foreign exchange forward contracts and the time value of
foreign exchange options related to cash flow hedging of
forecast foreign currency sale and purchase transactions.
Additionally, cost of hedging reserve includes the difference between the change in fair value of the forward element of
foreign exchange forward contracts and the time value of
option contracts and the amortization of the forward element of foreign exchange forward contracts and time value of option contracts related to net investment hedging. Cost of hedging reserve also includes changes in fair value from foreign
currency basis spread related to fair value hedging of foreign currency denominated bonds.
Fair value reserve
Fair value reserve includes the changes in fair value of financial instruments that are managed in a portfolio with a business
model of holding financial instruments to collect contractual cash flows including principal and interest, as well as selling financial instruments. The fair value changes recorded in fair value reserve for these instruments are reduced by amounts
of loss allowances.
Reserve for invested unrestricted equity
The reserve for invested unrestricted equity includes that
part of the subscription price of issued shares that according to the share issue decision is not to be recorded to the share capital as well as other equity inputs that are not recorded to some other reserve. The amount received for treasury shares
are recorded to the reserve for invested unrestricted equity, unless it is provided in the share issue decision that it is to be recorded in full or in part to the share capital. The Nokia shares repurchased under the ongoing share buyback
program are funded using funds in the reserve for invested
unrestricted equity.
Other equity
Retained earnings
Retained earnings is the net total of previous years’ profits and losses less dividends paid to the shareholders.
Non-controlling interests
Non-controlling interests represent the share of net assets of certain subsidiaries attributable to their minority shareholders.
For more information on the contractual arrangement related
to the ownership interests in the Nokia Shanghai Bell Group, refer to Note 6.3. Significant partly-owned subsidiaries.

Changes in other comprehensive income by component of equity

		Fair value and other reserves
EURm	Translation differences(1)	Pension remeasurements	Hedging reserve	Cost of hedging reserve	Fair value reserve
1 January 2021	(1 295)	1 940	2	(10)	(22)
Foreign exchange translation differences	1 162	—	—	—	—
Net investment hedging losses	(249)	—	—	—	—
Remeasurements of defined benefit plans	—	2 302	—	—	—
Net fair value (losses)/gains	—	—	(15)	5	(25)
Transfer to income statement	(7)	—	6	4	32
Movement attributable to non-controlling interests	(7)	—	—	—	—
31 December 2021	(396)	4 242	(7)	(1)	(15)
Foreign exchange translation differences	697	—	—	—	—
Net investment hedging losses	(147)	—	—	—	—
Remeasurements of defined benefit plans	—	(349)	—	—	—
Net fair value gains/(losses)	—	—	24	(27)	(208)
Transfer to income statement	14	—	61	10	175
Movement attributable to non-controlling interests	1	—	—	—	—
31 December 2022	169	3 893	78	(18)	(48)
Foreign exchange translation differences	(547)	—	—	—	—
Net investment hedging gains	105	—	—	3	—
Remeasurements of defined benefit plans	—	(261)	—	—	—
Net fair value gains/(losses)	—	—	2	(25)	(87)
Transfer to income statement	19	—	(66)	38	96
Movement attributable to non-controlling interests	5	—	—	—	—
31 December 2023	(249)	3 632	14	(2)	(39)

(1)At 31 December 2023 translation differences include a EUR 186 million gain related to net investment hedging (EUR 80 million gain in 2022 and EUR 226 million gain in 2021).
Capital management
For capital management purposes Nokia defines capital as
total equity and interest-bearing liabilities less cash and cash equivalents, current interest-bearing financial investments and non-current interest-bearing financial investments. The main objectives of Nokia’s capital management are to maintain a
solid overall financial position and to ensure sufficient financial flexibility to execute Nokia’s long-term business strategy and to provide returns to shareholders.
From a cash perspective, Nokia aims to maintain the balance
of its cash and cash equivalents and interest-bearing financial investments less interest-bearing liabilities at 10-15% of
annual net sales over time. This cash target was announced
in March 2023, and it replaced the previous cash target to
maintain a level of cash and cash equivalents and interest-
bearing financial investments at 30% or more of annual net
sales. To support these objectives, Nokia aims to maintain
investment grade credit ratings. At 31 December 2023, Nokia’s long-term credit ratings are BBB- (stable) by Fitch, Ba1 (stable)
by Moody’s, and BBB- (stable) by S&P Global Ratings.
With regards to shareholder remuneration, Nokia targets
recurring, stable and over time growing ordinary dividend
payments, taking into account the previous year’s earnings as well as the Company’s financial position and business outlook.
Nokia may also use share repurchases as a tool to manage its capital structure through the reduction of capital and distribute excess cash to the shareholders.
Distribution of funds
Nokia distributes funds to its shareholders in two ways:
a) as dividends from retained earnings and/or as assets
from the reserve for invested unrestricted equity, and b) by repurchasing shares using funds in the unrestricted equity.
The amount of any distribution is limited to the amount of
distributable earnings of the Parent Company, and subject to exceptions relating to the right of minority shareholders to request a certain minimum distribution, the distribution may not exceed the amount proposed by the Board of Directors.
Dividend and/or assets from the reserve for unrestricted
invested equity
For the financial year 2023
Nokia’s Board of Directors proposes to the Annual General
Meeting 2024 that no dividend is distributed by a resolution of the AGM for the financial year ended on 31 December 2023.
Instead, the Board proposes to be authorized to decide, in its discretion, on the distribution of an aggregate maximum of
EUR 0.13 per share as dividend from the retained earnings
and/or as assets from the reserve for invested unrestricted
equity. The authorization would be used to distribute
dividend and/or assets from the reserve for invested
unrestricted equity in four installments during the period of validity of the authorization unless the Board decides otherwise for a justified reason. Distributions of dividend and/or assets from the reserve for unrestricted invested equity are
recognized as a reduction of equity and a liability when the
Board has decided on the distribution. On the date of issuing the financial statements for 2023 the total number of Nokia
shares is 5 613 496 565 and consequently the total amount
of distribution would be EUR 730 million. The total number of shares includes the shares held by the Parent Company which
are not entitled to a distribution.
For the financial year 2022
The AGM in 2023 resolved to authorize the Board of Directors to decide on the distribution of an aggregate maximum
of EUR 0.12 per share as dividend and/or as assets from the
reserve of invested unrestricted equity for the financial year
2022. The authorization was used to distribute a dividend in four installments. During 2023, three installments of dividend were distributed amounting to EUR 0.09 per share and
EUR 499 million in total. The fourth installment of EUR 0.03 per share and EUR 166 million in total was paid in February 2024.
The total amount of dividend paid for the financial year 2022 was EUR 665 million.
For the financial year 2021
For the financial year 2021, a total dividend of EUR 448 million, corresponding to EUR 0.08 per share, was paid.
Share buyback programs
Program announced in 2022
In February 2022, Nokia’s Board of Directors initiated a share buyback program under authorization from the AGM to
repurchase shares. The program targeted to return up to
EUR 600 million of cash to shareholders in tranches over a
period of two years. The repurchases were funded using funds in the reserve for invested unrestricted equity and hence the repurchases reduced Nokia’s total unrestricted equity.
In the first phase of the program, which was launched on
11 February 2022 and which ended on 11 November 2022,
Nokia repurchased 63 963 583 shares corresponding to 1.1%
of the total number of Nokia shares at 31 December 2021.
The aggregate purchase price of all shares acquired in the
first phase was EUR 300 million and the average price per share was EUR 4.69. The repurchased shares were canceled in
December 2022.
In the second phase of the program, which was launched on
2 January 2023 and which ended on 10 November 2023,
Nokia repurchased 78 301 011 shares corresponding to 1.4%
of the total number of Nokia shares at 31 December 2022.
The aggregate purchase price of all shares acquired under the second phase of the program was EUR 300 million and the
average price per share was EUR 3.83. The repurchased shares were canceled in November 2023.
Program announced in 2024
Nokia’s Board of Directors is initiating a share buyback program under the current authorization from the AGM to repurchase
shares, with purchases expected to begin in March 2024.
The program targets to return up to EUR 600 million of
cash to shareholders in tranches over a period of two years, subject to continued authorization from the AGM.
Authorizations given to the Board of Directors
The following authorizations related to the issue and
repurchase of shares were given to the Board of Directors at the AGM held on 4 April 2023.
Authorization to issue shares and special rights entitling
to shares
The shareholders authorized the Board to issue a maximum
of 550 million shares, corresponding to less than 10% of the total number of Nokia’s shares, through one or more issues
of shares or special rights entitling to shares. The Board is authorized to issue either new shares or shares held by Nokia.
Shares and special rights entitling to shares may be issued in deviation from the shareholders’ pre-emptive rights within the limits set by law. The authorization may be used to develop
Nokia’s capital structure, diversify the shareholder base,
finance or carry out acquisitions or other arrangements,
settle Nokia’s equity-based incentive plans or for other
purposes resolved by the Board of Directors.
The authorization is effective until 3 October 2024, and it
terminated the previous authorizations to issue shares and
special rights entitling to shares.
Authorization to repurchase shares
The shareholders authorized the Board to repurchase a
maximum of 550 million shares, corresponding to less than
10% of the total number of Nokia’s shares, using funds in the unrestricted equity, which means that the repurchases will
reduce Nokia’s distributable funds. Shares may be repurchased to be canceled, held to be reissued, transferred further or for other purposes resolved by the Board. The price paid for the shares shall be based on the market price of Nokia shares on the securities markets on the date of the repurchase or a price otherwise formed in a competitive process. The shares may be repurchased otherwise than in proportion to the shares held by the shareholders. The Board shall resolve on all other matters related to the repurchase of Nokia shares.
The authorization is effective until 3 October 2024, and it
terminated the previous authorization to repurchase shares
to the extent that the Board has not previously resolved to
repurchase shares based on such authorization.